Marketable Securities and Derivatives - Derivative Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Unrealized gain (loss) on changes in fair value		$ (10,423)
Unrealized gain (loss) on derivatives
Unrealized gain (loss) on derivatives	$ (16,199)	173,387
Derivatives and Convertible Debentures at FVTPL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	124,942	11,363
Additions	49,827	88,333
Transfer on loss of control of subsidiary	679
Unrealized gain at inception		3,050
Unrealized gain (loss) on changes in fair value	(17,725)	162,062
Conversion of debenture		(7,571)
Exercise of warrants		(23,723)
Transfer to investment in associates (Note 8)	(3,413)	(108,572)
Spin-out	(69,234)
Foreign exchange	1,333
Ending balance	86,409	124,942
Unrealized gain (loss) on derivatives
Inception gains amortized	1,526	11,325
Unrealized gain (loss) on changes in fair value	(17,725)	162,062
Unrealized gain (loss) on derivatives	(16,199)	173,387
Micron | Derivatives and Convertible Debentures at FVTPL | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,028	0
Additions		538
Unrealized gain at inception		1,213
Unrealized gain (loss) on changes in fair value	(944)	(723)
Ending balance	84	1,028
Unrealized gain (loss) on derivatives
Inception gains amortized	607	151
Unrealized gain (loss) on changes in fair value	(944)	(723)
Unrealized gain (loss) on derivatives	(337)	(572)
Radient | Derivatives and Convertible Debentures at FVTPL | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,412	11,363
Additions		2,083
Unrealized gain at inception		1,837
Unrealized gain (loss) on changes in fair value	(1,347)	17,423
Conversion of debenture		(7,571)
Exercise of warrants		(23,723)
Ending balance	65	1,412
Unrealized gain (loss) on derivatives
Inception gains amortized	919	11,174
Unrealized gain (loss) on changes in fair value	(1,347)	17,423
Unrealized gain (loss) on derivatives	(428)	28,597
Alcanna | Derivatives and Convertible Debentures at FVTPL | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,400	0
Additions		28,060
Unrealized gain (loss) on changes in fair value	(1,975)	(25,660)
Ending balance	425	2,400
Unrealized gain (loss) on derivatives
Inception gains amortized	0	0
Unrealized gain (loss) on changes in fair value	(1,975)	(25,660)
Unrealized gain (loss) on derivatives	(1,975)	(25,660)
CTT | Derivatives and Convertible Debentures at FVTPL | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,140	0
Additions		1,319
Unrealized gain (loss) on changes in fair value	(16,694)	18,821
Transfer to investment in associates (Note 8)	(3,413)
Ending balance	33	20,140
Unrealized gain (loss) on derivatives
Inception gains amortized	0	0
Unrealized gain (loss) on changes in fair value	(16,694)	18,821
Unrealized gain (loss) on derivatives	(16,694)	18,821
Capcium | Derivatives and Convertible Debentures at FVTPL | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Additions	4,883
Unrealized gain (loss) on changes in fair value	2,635
Ending balance	7,518	0
Unrealized gain (loss) on derivatives
Inception gains amortized	0	0
Unrealized gain (loss) on changes in fair value	2,635	0
Unrealized gain (loss) on derivatives	2,635	0
TGOD | Derivatives and Convertible Debentures at FVTPL | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	99,471	0
Additions		55,000
Unrealized gain (loss) on changes in fair value	(75,309)	153,043
Transfer to investment in associates (Note 8)		(108,572)
Ending balance	24,162	99,471
Unrealized gain (loss) on derivatives
Inception gains amortized	0	0
Unrealized gain (loss) on changes in fair value	(75,309)	153,043
Unrealized gain (loss) on derivatives	(75,309)	153,043
ACI | Derivatives and Convertible Debentures at FVTPL | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Additions	541
Transfer on loss of control of subsidiary	679
Unrealized gain (loss) on changes in fair value	78,097
Spin-out	(69,234)
Ending balance	10,083	0
Unrealized gain (loss) on derivatives
Inception gains amortized	0	0
Unrealized gain (loss) on changes in fair value	78,097	0
Unrealized gain (loss) on derivatives	78,097	0
Choom | Derivatives and Convertible Debentures at FVTPL | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Additions	20,000
Unrealized gain (loss) on changes in fair value	(631)
Ending balance	19,369	0
Unrealized gain (loss) on derivatives
Inception gains amortized	0	0
Unrealized gain (loss) on changes in fair value	(631)	0
Unrealized gain (loss) on derivatives	(631)	0
Investee-B | Derivatives and Convertible Debentures at FVTPL
Unrealized gain (loss) on derivatives
Unrealized gain (loss) on derivatives	900
Investee-B | Derivatives and Convertible Debentures at FVTPL | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Additions	13,403
Unrealized gain (loss) on changes in fair value	(420)
Foreign exchange	1,333
Ending balance	14,316	0
Unrealized gain (loss) on derivatives
Inception gains amortized	0	0
Unrealized gain (loss) on changes in fair value	(420)	0
Unrealized gain (loss) on derivatives	(420)	0
High Tide | Derivatives and Convertible Debentures at FVTPL | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Additions	11,000
Unrealized gain (loss) on changes in fair value	(759)
Ending balance	10,241	0
Unrealized gain (loss) on derivatives
Inception gains amortized	0	0
Unrealized gain (loss) on changes in fair value	(759)	0
Unrealized gain (loss) on derivatives	(759)	0
Namaste | Derivatives and Convertible Debentures at FVTPL | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	491	0
Additions		1,333
Unrealized gain (loss) on changes in fair value	(378)	(842)
Ending balance	113	491
Unrealized gain (loss) on derivatives
Inception gains amortized	0	0
Unrealized gain (loss) on changes in fair value	(378)	(842)
Unrealized gain (loss) on derivatives	$ (378)	$ (842)